Pledged Assets and Debt - Senior PIK (Details)	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 12, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Accrued interest	$ 1,586,000	$ 9,011,000		$ 1,586,000
Risk-free interest rate
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs	1.93	2.23		1.93
Dividend yield
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs	0.00	0.00		0.00
Expected volatility
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs	55.00	38.90		55.00
Expected term (years)
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurment inputs, term	5 years	4 years 8 months 12 days		4 years 11 months 12 days
Credit risk
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs	6,635,000		209,509,000	6,635,000
10.750% senior PIK notes due 2023
Debt Instrument [Line Items]
Principal	$ 276,940,000	$ 276,940,000		$ 276,940,000
Principal, noncurrent	276,940,000	276,940,000		276,940,000
Discount	216,144,000	201,499,000		216,144,000
Discount, noncurrent	$ 216,144,000	201,499,000		$ 216,144,000
Fair value		75,441,000
Fair value, noncurrent		$ 75,441,000
Senior PIK notes payable | 10.750% senior PIK notes due 2023
Debt Instrument [Line Items]
Interest rate (as a percent)	10.75%	10.75%		10.75%
Principal	$ 276,940,000	$ 276,940,000		$ 276,940,000
Principal, noncurrent	276,940,000			276,940,000
Discount	216,144,000	201,499,000		216,144,000
Discount, noncurrent	216,144,000			216,144,000
Fair value	60,796,000	75,441,000		60,796,000
Fair value, noncurrent	60,796,000			60,796,000
Senior PIK notes payable | 10.750% senior PIK notes due 2023 | Current Liabilities
Debt Instrument [Line Items]
Accrued interest	1,571,000	$ 8,979,000		$ 1,571,000
Senior secured notes payable | 10.75% senior secured notes due 2019
Debt Instrument [Line Items]
Percent of holders or managers given signatory				50.00%
Senior secured notes payable | 12.75% Senior Secured Notes due 2020
Debt Instrument [Line Items]
Percent of holders or managers given signatory		100.00%		100.00%
Senior secured notes payable | 10.750% senior PIK notes due 2023
Debt Instrument [Line Items]
Debt amount	$ 276,900,000	$ 276,900,000		$ 276,900,000
Interest rate (as a percent)	10.75%			10.75%
Predecessor
Debt Instrument [Line Items]
Accrued interest					$ 5,145,000
Predecessor | Risk-free interest rate
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs			1.76
Predecessor | Dividend yield
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs			0.00
Predecessor | Expected volatility
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs			150.00
Predecessor | Expected term (years)
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurment inputs, term			1 year
Predecessor | 12.75% Senior Secured Notes due 2020
Debt Instrument [Line Items]
Interest rate (as a percent)	12.75%			12.75%
Predecessor | Senior secured notes payable | 10.75% senior secured notes due 2019
Debt Instrument [Line Items]
Interest rate (as a percent)	10.75%			10.75%
Predecessor | Senior secured notes payable | 12.75% Senior Secured Notes due 2020
Debt Instrument [Line Items]
Interest rate (as a percent)			12.75%		12.75%